Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance service expenses based on premium allocation approach	$ 4,230	$ 3,749
Insurance contracts measured using the PAA [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance service expenses based on premium allocation approach	$ 948	$ 840